Schedule of Organizational Structure (Details) - USD ($)		3 Months Ended		6 Months Ended		12 Months Ended
		Dec. 31, 2025	Dec. 31, 2024	Dec. 31, 2025	Dec. 31, 2024	Jun. 30, 2025		Jun. 30, 2024	Sep. 30, 2025	Mar. 25, 2025	Sep. 30, 2024	Jun. 30, 2023
State of Incorporation				NV
Net loss available to common stockholders		$ 4,288,320	$ 479,605	$ 7,983,855	$ 1,255,783	$ 8,127,444		$ 3,319,612
Net cash used in operations				3,922,206	270,240	1,634,483		709,990
Accumulated deficit		54,737,699		54,737,699		46,753,844		38,626,400
Stockholders' deficit		(86,373,596)	$ 10,724,632	(86,373,596)	$ 10,724,632	17,332,174		9,469,845	$ 17,880,668	$ (40,000,000)	$ 10,245,027	$ 7,040,011
Working capital deficit		20,103,065		20,103,065		10,688,767
Cash		$ 347,338		$ 347,338		$ 350,231		$ 137,660
Nightfood Holdings Inc [Member]
Incorporation Date				Nov. 22, 2022		Nov. 22, 2022
State of Incorporation				NV		NV
Nightfood Inc [Member]
Incorporation Date				Jan. 14, 2010		Jan. 14, 2010
State of Incorporation				NY		NY
Future Hospitality Ventures Holdings Inc [Member]
Incorporation Date				Oct. 25, 2024		Oct. 25, 2024
State of Incorporation				NV		NV
SWC Group Inc [Member]
Incorporation Date				Jul. 19, 2004		Jul. 19, 2004	[1]
State of Incorporation				CA		CA	[1]
Tech Force Robotics Inc And Skytech Automated Solutions Inc [Member]
Incorporation Date				Oct. 06, 2023
State of Incorporation				DE
Victorville Treasure Holdings LLC [Member]
Incorporation Date				Feb. 26, 2014
State of Incorporation				CA
Mountain Treasure Holdings LLC [Member]
Incorporation Date				Jul. 05, 2013
State of Incorporation				CA
Skytech Automated Solutions Inc [Member]
Incorporation Date	[1]					Oct. 06, 2023
State of Incorporation	[1]					DE

[1]	Acquired on March 31, 2025.